Document and Entity Information	Nov. 05, 2025
Details
Registrant CIK	0001811999
Registrant Name	FARMHOUSE, INC. /NV
Document Type	8-K
Document Period End Date	Nov. 05, 2025
Entity Incorporation, State or Country Code	NV
Entity File Number	333-238326
Entity Tax Identification Number	46-3321759
Entity Address, Address Line One	548 Market Street
Entity Address, Address Line Two	Suite 90355
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	888
Local Phone Number	420-6856
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false